Goodwill and acquisition-related intangibles (Other acquisition-related intangibles) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Amount	$ 0		$ 2,960,000,000
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, gross carrying amount	3,043,000,000		3,054,000,000
Acquisition-related intangibles, accumulated amortization	485,000,000		154,000,000
Acquisition-related intangibles, net	2,558,000,000		2,900,000,000
Amortization of acquisition-related intangibles	342,000,000		111,000,000		48,000,000
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2013	335,000,000
2014	321,000,000
2015	319,000,000
2016	319,000,000
2017	318,000,000
Thereafter	946,000,000
Developed technology [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, gross carrying amount	2,145,000,000		2,089,000,000
Acquisition-related intangibles, accumulated amortization	312,000,000		91,000,000
Acquisition-related intangibles, net	1,833,000,000		1,998,000,000
Customer relationships [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, gross carrying amount	821,000,000		822,000,000
Acquisition-related intangibles, accumulated amortization	137,000,000		34,000,000
Acquisition-related intangibles, net	684,000,000		788,000,000
Other intangibles [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, gross carrying amount	46,000,000		50,000,000
Acquisition-related intangibles, accumulated amortization	36,000,000		29,000,000
Acquisition-related intangibles, net	10,000,000		21,000,000
In-process R&D [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, gross carrying amount	31,000,000	[1]	93,000,000	[1]
Acquisition-related intangibles, net	31,000,000	[1]	93,000,000	[1]
Minimum [Member] | Developed technology [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period	4 years
Minimum [Member] | Customer relationships [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period	5 years
Minimum [Member] | Other intangibles [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period	2 years
Maximum [Member] | Developed technology [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period	10 years
Maximum [Member] | Customer relationships [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period	8 years
Maximum [Member] | Other intangibles [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period	7 years
National [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Amortization of acquisition-related intangibles	$ 325,000,000		$ 87,000,000

[1]	In-process R&D is not amortized until the associated project has been completed. Alternatively, if the associated project is determined not to be viable, it will be expensed.